MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Mineral Property Interests
Schedule of mineral property interests

Extra High Property
Balance, December 31, 2022	$54,001
Exploration costs	44,991
Balance December 31, 2023	98,992
Exploration costs	5,510
Balance, December 31, 2024	$104,502